Annual Total Returns[BarChart] - Victory RS Global Fund - Class A	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	17.81%	29.02%	4.70%	3.68%	6.67%	24.48%	(5.45%)	30.36%	17.00%